S-4 Related Party Transactions	6 Months Ended
Jun. 30, 2023
TLG Acquisition One Corp
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
Founder Shares
On October 13, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in exchange for 8,625,000 shares of the Company’s Class F common stock, par value $0.0001 per share (the “Founder Shares”). Subsequently, in October 2020, 431,250 Founder Shares were transferred to an affiliate of the Sponsor. In January 2021, the Sponsor transferred 40,000 Founder Shares to each of the independent directors at their original purchase price. On January 27, 2021, the Company effected a stock dividend of 0.15942029 of a share of Class F common stock for each outstanding share of Class F common stock, resulting in an aggregate of 10,000,000 shares of Class F common stock outstanding. The Initial Stockholders agreed to forfeit up to 1,250,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter exercised its over-allotment option in full on February 1, 2021; thus, these 1,250,000 Founder Shares are no longer subject to forfeiture.
The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination; (B) subsequent to the initial Business Combination, if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination; and (C) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
In connection with the Extension, the Sponsor agreed that it would forfeit for no consideration 5,000,000 shares of Class F common stock in connection with the Extension, which shares of Class F common stock were cancelled. The Forfeiture occurred on January 30, 2023.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,666,667 and 2,000,000 Private Placement Warrants to the Sponsor and RBC, respectively, at a price of $1.50 per Private Placement Warrant, generating total proceeds of $10.0 million.
Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor, RBC, or their permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On October 13, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and due upon the completion of the Initial Public Offering. The Company borrowed approximately $192,000 under the Note and repaid the Note in full upon consummation of the Private Placement. As of June 30, 2023 and December 31, 2022, no further drawdowns are permitted.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor and the Company executed a non-interest-bearing promissory note in May 2021, providing the Company the ability to borrow up to $2,000,000 (the “Working Capital Loan”). On March 15, 2022, the Sponsor and the Company amended the Working Capital Loan, providing the Company the ability to borrow up to $5,000,000. On September 29, 2022, the Sponsor and the Company amended the Working Capital Loan, providing the Company the ability to borrow up to $8,000,000. On June 6, 2023, the Sponsor and TLG amended and restated the Second A&R Note, providing TLG the ability to borrow up to $10,000,000. During the three and six months ended June 30, 2023, a total of approximately $2.0 million were additionally drawn. The Company has drawn approximately $7.0 million and $3.0 million under such loans as of June 30, 2023 and December 31, 2022, respectively.
During the three months ended June 30, 2023, the Company borrowed $1,940,000 against the Working Capital Loan. As of June 30, 2023, the total amount borrowed against the Working Capital Loan was $6,985,000 and $3,015,000 was available for withdrawal.
Administrative Services Agreement
The Company entered into an agreement with an affiliate of the Sponsor, pursuant to which the Company agreed to pay a total of $7,000 per month for office space, administrative and support services to such affiliate. Upon completion of the initial Business Combination or the liquidation, the Company will cease paying these monthly fees.
The Company incurred approximately $42,000 and $20,500 in general and administrative expenses related to the agreement, which is recognized in the accompanying unaudited condensed consolidated statements of operations for the periods ended June 30, 2023 and December 31, 2022, respectively. As of June 30, 2023 and December 31, 2022, there was no accounts payable related to this agreement.
The Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any reasonable out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers, directors or any of their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of reasonable out-of-pocket expenses incurred by such persons in connection with activities on the Company’s behalf.
Related Party Transactions
Founder Shares
On October 13, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in exchange for 8,625,000 shares of the Company’s Class F common stock, par value $0.0001 per share (the “Founder Shares”). Subsequently, in October 2020, 431,250 Founder Shares were transferred to an affiliate of the Sponsor. In January 2021, the Sponsor transferred 40,000 Founder Shares to each of the independent directors at their original purchase price. On January 27, 2021, the Company effected a stock dividend of 0.15942029 of a share of Class F common stock for each outstanding share of Class F common stock, resulting in an aggregate of 10,000,000 shares of Class F common stock outstanding. The Initial Stockholders agreed to forfeit up to 1,250,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriter exercised its over-allotment option in full on February 1, 2021; thus, these 1,250,000 Founder Shares are no longer subject to forfeiture.
The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination; (B) subsequent to the initial Business Combination, if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination; and (C) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,666,667 and 2,000,000 Private Placement Warrants to the Sponsor and RBC, respectively, at a price of $1.50 per Private Placement Warrant, generating total proceeds of $10.0 million.
Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor, RBC, or their permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On October 13, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and due upon the completion of the Initial Public Offering. The Company borrowed approximately $192,000 under the Note and repaid the Note in full upon consummation of the Private Placement. As of December 31, 2022 and 2021, no further drawdowns are permitted.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor and the Company executed a non-interest-bearing promissory note in May 2021, providing the Company the ability to borrow up to $2,000,000 (the “Working Capital Loan”). On March 15, 2022, the Sponsor and the Company amended the Working Capital Loan, providing the Company the ability to borrow up to $5,000,000. On September 29, 2022, the Sponsor and the Company amended the Working Capital Loan, providing the Company the ability to borrow up to $8,000,000. If the Company completes an initial Business Combination, the Company will repay the Working Capital Loan out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loan will be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loan, but no proceeds held in the Trust Account would be used to repay the Working Capital Loan. The lender may elect to convert up to $1.5 million of such Working Capital Loan into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. The Company has drawn approximately $3.0 million and $0.9 million under such loans as of December 31, 2022 and 2021, respectively.
Administrative Services Agreement
The Company entered into an agreement with an affiliate of the Sponsor, pursuant to which the Company agreed to pay a total of $7,000 per month for office space, administrative and support services to such affiliate. Upon completion of the initial Business Combination or the liquidation, the Company will cease paying these monthly fees.
The Company incurred approximately $84,000 and $78,000 in general and administrative expenses related to the agreement, which is recognized in the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021, respectively. As of December, 2022 and 2021 there was $0 and $35,000 in accounts payable related to this agreement.
The Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any reasonable out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers, directors or any of their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of reasonable out-of-pocket expenses incurred by such persons in connection with activities on the Company’s behalf.